                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings
                                       entries.

Institutional Investment Manager Filing this Report:

Name:     BB Biotech AG
Address:  Vordergasse 3
          Schaffhausen Switzerland CH-8200

Form 13F File Number: 28-6964

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Adrian Bruengger

Title: SIGNING AUTHORITY

Phone: 41 (01) 267 67 00


Signature, Place, and Date of Signing: /s/ ADRIAN BRUENGGER
                                       -----------------------------------------
                                       Schaffhausen, Switzerland, JANUARY 30,
                                       2006

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      4

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: $1,494,011
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Name
---   ----
 1    Biotech Focus N.V.

 2    Biotech Invest N.V.

 3    Biotech Target N.V.

 4    Biotech Growth N.V.

                                  BB BIOTECH AG

                           FORM 13F INFORMATION TABLE

                                                                                                          COLUMN 8
      COLUMN 1           COLUMN 2  COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7  -----------------------
-----------------------  --------  ---------  --------  --------------------  ----------  --------    VOTING AUTHORITY
                          TITLE                VALUE     SHS OR    SH/  PUT/  INVESTMENT  OTHER     -----------------------
   NAME OF ISSUER        OF CLASS    CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
-----------------------  --------  ---------  --------  ---------  ---  ----  ----------  --------  ---------  ------  ----
Affymetrix                  COM    00826T108    84,307  1,765,600   SH          DEFINED       1     1,765,600   NONE   NONE
Amgen Inc.                  COM    031162100    98,575  1,250,000   SH          DEFINED       1     1,250,000   NONE   NONE
Anadys
   Pharmaceuticals          COM    03252Q408    17,600  2,000,000   SH          DEFINED       3     2,000,000   NONE   NONE
Auxilium
   Pharmaceuticals,
   Inc.                     COM    05334D107     3,053    555,150   SH          DEFINED       4       555,150   NONE   NONE
Biogen Idec Inc.            COM    09062X103   226,400  5,000,000   SH          DEFINED       1     5,000,000   NONE   NONE
Celgene Corporation         COM    151020104   194,400  3,000,000   SH          DEFINED       2     3,000,000   NONE   NONE
Elan Corporation,
   plc                      COM    284131208    33,432  2,400,000   SH          DEFINED       2     2,400,000   NONE   NONE
Genentech                   COM    368710406    86,950    940,000   SH          DEFINED       1       940,000   NONE   NONE
Genzyme Corporation         COM    372917104   113,248  1,600,000   SH          DEFINED       1     1,600,000   NONE   NONE
Gilead Sciences,
   Inc.                     COM    375558103   185,368  3,526,109   SH          DEFINED       1     3,526,109   NONE   NONE
Incyte Corporation          COM    45337C102    16,020  3,000,000   SH          DEFINED       3     3,000,000   NONE   NONE
Keryx
   Biopharmaceuticals       COM    492515101     6,010    410,499   SH          DEFINED       3       410,499   NONE   NONE
OSI Pharmaceuticals         COM    671040103   112,160  4,000,000   SH          DEFINED       2     4,000,000   NONE   NONE
Rigel
   Pharmaceuticals          COM    766559603     7,106    850,000   SH          DEFINED       3       850,000   NONE   NONE
Sepracor Inc.               COM    817315104   206,400  4,000,000   SH          DEFINED       1     4,000,000   NONE   NONE
The Medicines
   Company                  COM    584688105    68,491  3,925,000   SH          DEFINED       3     3,925,000   NONE   NONE
Theravance, Inc.            COM    88338T104     4,054    180,000   SH          DEFINED       4       180,000   NONE   NONE
Vertex
   Pharmaceuticals          COM    92532F100    30,437  1,100,000   SH          DEFINED       3     1,100,000   NONE   NONE